Commitments and Contingencies (Details) - Schedule of commitments to purchase raw materials or services - Mar. 31, 2023	CNY (¥)	USD ($)
Schedule of Commitments to Purchase Raw Materials or Services [Abstract]
Other professional service fee	¥ 3,229,699	$ 470,000
Research and development	185,648,604	27,016,401
Purchase raw materials	15,528,566	2,259,785
Total	¥ 204,406,869	$ 29,746,186